Summary of Changes in the Fair Value of the Warrants Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Class of Warrant or Right [Line Items]
Balance at December 31, 2024
Change in fair value
Balance at December 31, 2025
Gem Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Balance at December 31, 2024
Change in fair value
Balance at December 31, 2025
Public Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Balance at December 31, 2024		2,300
Change in fair value		(2,300)
Balance at December 31, 2025
Gem Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Balance at December 31, 2024	$ 378	15,000
Change in fair value		(14,622)
Balance at December 31, 2025		$ 378